Fair Value Measurements (Level 3 Activity) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Level 3 | Recurring basis | Contingent consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Contingent consideration, beginning	$ (17,678)	$ (17,477)
Additions	(692)	(5,476)
Payments	3,120
Foreign currency translation adjustments	(5)	50
Contingent consideration, ending	(8,754)	(17,678)
Fair value of contingent consideration	8,800
General and administrative, integration and other | Level 3 | Recurring basis | Contingent consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Gain included in earnings	6,501
Cost of sales | Level 3 | Recurring basis | Contingent consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Gain included in earnings		$ 5,225
Other noncurrent liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of contingent consideration	5,800
Accrued liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of contingent consideration	$ 3,000